Redeemable Convertible Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
The following table is a summary of Hims’ redeemable convertible preferred stock as of December 31, 2020 (in thousands, except for share data):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share
Series Seed	4,987,477	4,987,477	$—	$—	$0.0001
Series A	23,822,492	23,822,492	6,621	5,106	0.2780
Series A-1	5,742,012	5,742,012	753	740	0.1312
Series B	13,270,590	13,270,590	24,600	23,429	1.8538
Series B-1	9,807,952	9,807,952	20,000	14,965	2.0392
Series B-2	13,464,939	13,464,939	51,371	49,911	3.8152
Series C	14,850,340	14,760,594	113,072	92,590	7.6604
Series D	10,051,872	7,472,062	52,035	51,900	6.9639

Total	95,997,674	93,328,118	$268,452	$238,641